Convertible Debts	12 Months Ended
Dec. 31, 2025
Convertible Debts [Abstract]
Convertible debts

14. Convertible debts

On August 15, 2025, the Company entered into agreements with certain investors to issue convertible debt with an aggregate principal amount of $10,000,000. The transaction closed on October 13, 2025, and the Company received gross proceeds of $10,000,000. The convertible debt bears interest at 3.0% per annum, payable annually, and matures three years from the issuance date.

The holders may convert the convertible debt into the Company’s ordinary shares at an initial conversion price of $4.64 per share at any time commencing six months after the issuance date and ending on the tenth trading day immediately preceding the maturity date. Upon conversion, the amount converted includes the principal amount being converted, together with accrued and unpaid interest thereon, if any. Based on the initial conversion price, the principal amount of the convertible debt is initially convertible into 2,155,172 ordinary shares, subject to the terms of the instrument. Any accrued and unpaid interest converted in accordance with the terms of the instrument would result in the issuance of additional ordinary shares. The Company may also redeem all or a portion of the outstanding convertible debt in cash at an amount equal to the principal amount redeemed plus accrued and unpaid interest.

The Company concluded that bifurcation of the embedded features was not required. Accordingly, the convertible debt is accounted for wholly as debt and is subsequently measured at amortized cost using the effective interest method.

As of December 31, 2025, the fair value of the convertible debt was:

	Fair value hierarchy	Valuation method	Fair value as of December 31, 2025
Fair value of convertible debts	Level 3	Black-Scholes Model for equity component and Discounted Cash Flow method for debt component	$10,634,988

For the years ended December 31, 2025, the interest expense related to the convertible debts were $64,932, and the effective interest rate of the convertible debts was 3.0%.